Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 51,428		$ 76,265
Total revenues	51,428		76,265
Cost of revenues	21,144		28,165
Gross profit	30,284		48,100
Operating expenses:
Selling, general and administrative	94,062	1,867	120,872	3,023	34,924	20,390
Officer and director compensation	45,149	10,000	90,939	53,600	149,619
Professional and consulting	50,403	15,670	117,653	59,286	273,781	11,335
Provision for doubtful accounts				2,675	2,675	(12,665)
Depreciation and amortization of property and equipment	16,208	3,003	25,883	6,007	10,992	22,343
Total operating expenses	205,822	30,540	355,347	124,591	471,991	41,403
Operating (loss)	(175,538)	(30,540)	(307,247)	(124,591)	(471,991)	(41,403)
Other income/(expense):
Derivative liability income	255,416	(63,818)	97,480	(76,521)	76,556
Loss on conversions of notes payable	(442,829)		(442,829)		(138,009)
Interest expense (including amortization of debt discounts of $116,643 and $0, respectively)	(312,393)	(29,418)	(350,886)	(54,220)	(199,126)	(95,309)
Gain on settlement of accounts payable						44,336
Total other income (expense)	(499,806)	(93,236)	(696,235)	(130,741)	(260,579)	(50,973)
Net (loss)	$ (675,344)	$ (123,776)	$ (1,003,482)	$ (255,332)	$ (732,570)	$ (92,376)
Net loss per common share:
Basic and diluted net loss per common share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.00)
Basic and diluted weighted-average common shares outstanding	141,483,432	105,891,540	136,768,307	105,780,771	110,581,886	105,051,540